Dec. 20, 2022

Supplement dated December 20, 2022 to the

Prospectus and Statement of Additional Information (the “SAI”)

each dated January 1, 2022, amended and supplemented

Shelton Green Alpha Fund has been renamed Shelton Sustainable Equity Fund effective December 20, 2022, and references to the Fund in the Prospectus and SAI are hereby changed to reflect the changed name.

Shelton Sustainable Equity Fund

Effective as of the same date, the Fund’s Investment Objective on page 21 of the Prospectus is deleted and replaced with the following:

The Fund’s investment objective is to achieve long-term capital appreciation by investing in stocks in the sustainable economy.

Further, the seven paragraphs under “Principal Investment Strategies” on pages 21-22 of the Prospectus are replaced in their entirety with the following:

Principal Investment Strategies

Under normal market conditions, the Fund invests 80 percent of the net assets of the Fund (which includes the amount of any borrowings for investment purposes) in equities of “Sustainable” companies. Shelton Capital Management, the Fund’s investment adviser, identifies Sustainable companies as those which fulfill one or more of the requirements of our “PRIME” criteria:

• Principles: Encourage and improve human well-being and personal freedom
• Research: R&D of new technologies that provide for more efficient resource utilization

• Impact: Help scale the above advantages to a broader range of beneficiaries
• Mitigation: Reduce environmental risks and halt or reverse the effects of climate change
• Evolution: Increase economic efficiencies and limit the effects of systematic economic risks

Shelton Capital Management evaluates a company’s performance on Environmental, Social and Governance factors (“ESG”) as contributing to a qualification as a Sustainable company. Such factors include but are not limited to: GHG emissions, energy, water and waste management, productivity, product quality and safety, employee health safety, business ethics and corporate governance.

Sustainable companies exist across all sectors and sub-sectors of the economy. For example, within agriculture, many firms are working towards executing sustainable farming practices, or providing the methods to do so. Shelton Capital Management considers the complete scope of operations for any firm including clients and vendors firms that actively consider the welfare of their employee base in the growth of their business can be found in any industry, and in many if not all parts of the world.

The Fund will invest in U.S. common and foreign stocks and American Depository Receipts (“ADRs”) The Fund may invest in companies of all sizes and seeks diversification by economic sector and geography.

Shelton Capital Management analyzes stocks considered for ownership by the Fund based on how the characteristics that qualify them for the sustainable economy contribute to improving the financial condition of the firm. Shelton Capital Management employs both qualitative and quantitative fundamental analysis designed to evaluate each company’s financial condition and relative industry position, as well as qualitative criteria derived from macro-economics.

Although the Fund will attempt to invest as much of its assets as is practical in common stocks, the Fund may maintain a reasonable (up to 20%) position in in U.S. Treasury Bills and money market instruments to meet redemption requests and other liquidity needs.

The Fund may invest in stock futures contracts of indices and similar investments when holding cash or cash equivalents to keep the Fund more fully exposed to the equity markets. Utilizing futures on indices and similar investments allows the Fund to maintain a high percentage of the portfolio in the market while maintaining cash for short-term liquidity needs and other purposes.